21. INCOME TAX AND DEFERRED TAXES	12 Months Ended
Dec. 31, 2017
Income Tax And Deferred Taxes
21. INCOME TAX AND DEFERRED TAXES
a)	The balances and concepts of deferred tax assets and liabilities are detailed as follows:

Description of deferred tax assets	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Depreciations	201,246	9,114
Amortizations	2,833	—
Inventory	2,093,554	2,638,404
Provisions	7,467,232	8,515,173
Employee benefit obligations	572,681	558,565
Non-financial tax income	2,241,925	3,046,028
Tax losses	2,813,502	174,151
Other	959,137	243,405
Deferred tax assets	16,352,110	15,184,840

	As of December 31, 2017	As of December 31, 2016
Description of deferred tax liabilities	ThCh$	ThCh$
Depreciations	20,563,486	21,700,065
Amortizations	4,395,158	5,512,803
Provisions	—	430
Capitalized tax expenses	16,064,814	13,093,478
Employee benefit obligations	5,453	—
Property, plant and equipment revaluation	9,480,283	9,480,283
Assets and liabilities for business combinations revaluation	1,216,548	—
Other	1,647,416	601,231
Deferred tax liabilities	53,373,158	50,388,290

b)	Information on taxes regarding entries charged to net Equity

The Company has recognized entries with effect in equity, which gave rise to deferred tax detailed as follows:

	As of December 31, 2017	As of December 31, 2016
Description of deferred tax liabilities (assets), recognized	ThCh$	ThCh$
Land revaluation	9,480,283	9,480,283
Marketable securities revaluation	(31,428)	17,109
Obligations with employees	5,453	(23,736)
Deferred tax liabilities, recognized, total	9,454,308	9,473,656

c)	Changes in deferred taxes

Changes on items of “deferred taxes” of the consolidated statements of financial position for the years 2017 and 2016 are detailed as follows:

	Assets	Liabilities
Movements in deferred taxes	ThCh$	ThCh$
Balance as of January 1, 2015	13,242,753	48,793,801
Increase (decrease) in profit or loss	1,942,087	1,604,327
Increase (decrease) in equity	—	(7,719)
Balance conversion adjustments (profit or loss)	—	(2,119)
Balance as of December 31, 2016	15,184,840	50,388,290
Increase (decrease) in profit or loss	1,167,270	1,951,805
Increase (decrease) in equity	—	(19,348)
Increase (decrease) for business combination	—	1,216,548
Balance conversion adjustments (profit or loss)	—	(164,137)
Balance as of December 31, 2017	16,352,110	53,373,158

d)	Detail of income tax expense.

1.	The expense (income) for income tax, differentiated between deferred taxes and income tax, for 2017, 2016 and 2015 are as follows:

	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Description of current and deferred tax expenses (benefit)	ThCh$	ThCh$	ThCh$
Current income tax expense
Current tax expense	11,705,092	16,783,597	13,655,331
Adjustment to prior year current tax	988,641	1,014,790	1,861,006
Other current tax expenses	241,520	81,792	133,953
Total current income tax expense, net	12,935,253	17,880,179	15,650,290
Deferred tax expense (benefit) related to the creation and reversal of temporary differences	162,848	(1,801,805)	(422,630)
Deferred tax expense (benefit) related to changes in the tax rate or new rates	621,687	1,464,045	1,290,432
Total deferred tax expense (benefit), net	784,535	(337,760)	867,802
Income tax expense (benefit)	13,719,788	17,542,419	16,518,092

2.	The composition of the expense (income) from income tax, considering the source (domestic or foreign) and the type of tax, for 2017, 2016 and 2015 are detailed as follows:

	From January 1 to December 31, 2017	From January 1 to December 31, 2016	From January 1 to December 31, 2015
Description of tax expense (benefit) by foreign and domestic party	ThCh$	ThCh$	ThCh$
Current tax expense by foreign and domestic parties, net
Total current income tax expense, net, foreign	2,176,477	5,061,256	5,056,309
Total current income tax expense, net, domestic	10,472,755	12,818,924	10,593,981
Total current tax expense, net	12,649,232	17,880,180	15,650,290

Deferred tax expense by foreign and domestic parties, net
Total deferred tax expense, net, foreign	(1,158,442)	(107,621)	1,641,250
Total deferred tax expense, net, domestic	2,228,998	(230,140)	(773,448)
Total deferred tax expense, net	1,070,556	(337,761)	867,802
Income tax expense (benefit)	13,719,788	17,542,419	16,518,092

e)	Reconciliation of income tax expense

1.	Reconciliation of values in which are indicated the amounts that give rise to variations of the income tax expense recorded in the Statement of income, beginning from the tax amount resulting after applying the taxable rate on “Income before taxes”.

	From January 1	From January 1	From January 1
	to December 31, 2017	to December 31, 2016	to December 31, 2015
Reconciliation of tax expense	ThCh$	ThCh$	ThCh$
Tax expense using the legal rate	15,612,426	15,857,282	15,048,187
Tax effect of rates in other jurisdictions	1,196,029	3,206,568	3,427,905
Tax effect of non-taxable revenue	(2,305,118)	(223,562)	(1,204,968)
Tax effect of non-deductible expenses	1,309,434	321,384	106,398
Tax effect of decrease in the tax rate in Argentina and USA (%)	(2,266,914)	—	—
Tax effect of increase in the tax rate in Chile (%)	621,686	1,464,046	1,294,810
Other increases (decreases) in the legal tax charge (%)	(447,755)	(3,083,299)	(2,154,240)
Total adjustments to tax expense using the legal rate	(1,892,638)	1,685,137	1,469,905
Tax expense using the effective rate	13,719,788	17,542,419	16,518,092

In Argentina, on December 29, 2017, Law No. 27,430 is issued, which establishes that the income tax rate for capital companies and permanent establishments is reduced from 35% to 30% for the years beginning on January 1, 2018 and through December 31, 2019 and to 25% for the years thereafter beginning on January 1, 2020. Dividends distributed to the mentioned companies are also taxed with an aliquot of 7%, or 13% for the mentioned periods, respectively.

In this case, this amendment affect the calculation of deferred tax, which effect is a lower liability (less expense), amounting to ThCh$ 33,050 (ARS 970,193).

In addition, the Company’s consolidated operating results for the year ended December 31, 2017 include the effect of the recent Tax Reform (“Tax Cuts and Jobs Act”), enacted on December 22, 2017 in the United States of America. Among its several amendments introduced by such Reform it contemplates the reduction of the corporate tax federal rate from 34% to 21%. Such reduction in the federal rate of such tax, which is effective from January 1, 2019 required the company to recalculate its deferred tax assets and liabilities in its financial statements using the new rate of 21%. As a result of this calculation, deferred tax liabilities decreased (less expense) by ThCh$2,233,864 (US$3,633,776).

2.	Reconciliation of effective tax rate (%), showing changes to the current rate (25.50% as of December 31, 2017, 24.0% as of December 31, 2016 and 22.5% as of December 31,2015).

Description	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Tax expense using the legal rate (%)	25.50%	24.00%	22.50%
Tax effect of rates in other jurisdictions (%)	1.95%	4.85%	5.13%
Tax effect of non-taxable revenue (%)	(3.76%)	(6.24%)	(1.79%)
Tax effect of non-deductible expenses (%)	2.14%	0.95%	0.16%
Tax effect of decrease in the tax rate in Argentina and USA (%)	(3.70%)	0.00%	0.00%
Tax effect of increase in the tax rate in Chile (%)	1.02%	2.22%	1.94%
Other increases (decreases) in the legal tax charge (%)	(0.74%)	0.77%	(3.23%)
Total adjustments to tax expense using the legal rate (%)	(3.09%)	2.55%	2.21%
Tax expense using the effective rate (%)	22.41%	26.55%	24.71%

f)	The detail of current tax assets is as follows:

	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Monthly provisional tax payments and other recoverable taxes	28,325,391	17,332,163
Income tax credits	1,734,392	169,443
Total	30,059,783	17,501,606

g)	The detail of current tax liabilities is as follows:

	As of December 31, 2017	As of December 31, 2016
Description	ThCh$	ThCh$
Income tax	14,549,204	28,251,874
Provision for taxes	4,260,475	1,369,384
Other	3,887	607
Total	18,813,566	29,621,865